Segment reporting (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Segment Reporting - Schedule of Segment Reporting Information by Segment

12 months ended December 31,	2023			2022			2021
USD'000	Secure Microcontrollers	All Other	Total	Secure Microcontrollers	All Other	Total	Secure Microcontrollers	All Other	Total
Revenues from external customers	20,927	9,131	30,058	18,336	4,862	23,198	14,850	2,145	16,995
Intersegment revenues	—	513	513	—	368	368	—	415	415
Interest revenue	61	27	88	7	2	9	—	—	—
Interest expense	209	91	298	200	53	254	150	22	171
Depreciation and amortization	398	173	571	319	85	404	1,339	193	1,532
Segment income /(loss) before income taxes	395	(3,414)	(3,019)	526	2,017	2,543	(2,235)	(2,566)	(4,801)
Profit / (loss) from intersegment sales	—	24	24	—	18	18	—	20	20
Income tax recovery / (expense)	(156)	(68)	(225)	2,565	680	3,245	—	(6)	(6)
Segment assets	16,526	11,519	28,045	17,063	4,671	21,734	10,296	1,726	12,022

Segment Reporting - Schedule of Reconciliation of Revenue
12 months ended December 31,	2023	2022	2021
	USD'000	USD'000	USD'000
Revenue reconciliation
Total revenue for reportable segment	30,571	23,566	17,410
Elimination of intersegment revenue	(513)	(368)	(415)
Total consolidated revenue	30,058	23,198	16,995

Loss reconciliation
Total profit / (loss) from reportable segments	(3,019)	2,543	(4,801)
Elimination of intersegment profits	(24)	(18)	(20)
Income / (Loss) before income taxes	(3,043)	2,525	(4,821)

Segment Reporting - Schedule of Reconciliation of Assets
As at December 31,	2023	2022
	USD'000	USD'000
Asset reconciliation
Total assets from reportable segments	28,045	21,734
Elimination of intersegment receivables	(110)	(75)
Consolidated total assets	27,935	21,659

Segment Reporting - Schedule of Revenue and Property, Plant and Equipment by Geography

The following tables summarize geographic information for net sales based on the billing address of the customer, and for property, plant and equipment.

Net sales by region	12 months ended December 31,
USD'000	2023	2022	2021
Europe, Middle East & Africa	9,985	6,777	4,255
North America	16,531	13,609	10,631
Asia Pacific	3,466	2,745	2,062
Latin America	76	67	47
Total net sales	30,058	23,198	16,995

Property, plant and equipment, net of depreciation, by region	As at December 31,	As at December 31,
USD'000	2023	2022
Europe, Middle East & Africa	3,230	782
Total Property, plant and equipment, net of depreciation	3,230	782